Convertible redeemable preferred shares (Tables)	12 Months Ended
Mar. 31, 2021
Statement of Stockholders' Equity [Abstract]
Summary of Preferred Shares Activities for the Periods as Summarized
The Company’s Preferred Shares activities for the periods presented are summarized below:

	Series A Preferred Shares		Series B Preferred Shares		Series C Preferred Shares		Series C+ Preferred Shares		Series D Preferred Shares		Series D-1 Preferred Shares		Series D-2 Preferred Shares		Series E Preferred Shares
	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)	Number of shares	Amount (RMB)
Balance as of March 31, 2018	10,340,000	287,629	9,067,384	321,636	5,518,101	275,986	—	—	2,296,387	140,859	—	—	—	—	—	—
Issuance	—	—	—	—	—	—	—	—	229,639	13,662	1,089,265	68,138	—	—	—	—
Accretion on the Preferred Shares to redemption value	—	137,301	—	141,924	—	94,883	—	—	—	13,367	—	5,075	—	—	—	—
Deemed dividend to preferred shareholders upon modification of Preferred Shares	—	—	—	—	—	—	—	—	—	527	—	196	—	—	—	—
Balance as of March 31, 2019	10,340,000	424,930	9,067,384	463,560	5,518,101	370,869	—	—	2,526,026	168,415	1,089,265	73,409	—	—	—	—
Issuance (Note a)	—	—	—	—	—	—	—	—	—	—	1,089,265	82,048	1,182,803	89,447	1,042,623	74,830
Accretion on the Preferred Shares to redemption value	—	59,192	—	64,122	—	49,550	—	—	—	19,768	—	8,825	—	17	—	3,322
Deemed dividend to preferred shareholders (Note b)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	401

Balances as of March 31, 2020	10,340,000	484,122	9,067,384	527,682	5,518,101	420,419	—	—	2,526,026	188,183	2,178,530	164,282	1,182,803	89,464	1,042,623	78,553

Balances as of March 31, 2020	10,340,000	484,122	9,067,384	527,682	5,518,101	420,419	—	—	2,526,026	188,183	2,178,530	164,282	1,182,803	89,464	1,042,623	78,553
Issuance (Note a)	—	—	—	—	—	—	6,734,459	656,448	—	—	—	—	—	—	4,842,587	353,893
Accretion on the Preferred Shares to redemption value	—	(22,677)	—	(23,345)	—	(88,954)	—	6,360	—	(7,179)	—	577	—	2,850	—	11,495
Deemed dividend to preferred shareholders (Note b)	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	12,039
Conversion of convertible redeemable preferred shares upon completion of the IPO	(10,340,000)	(461,445)	(9,067,384)	(504,337)	(5,518,101)	(331,465)	(6,734,459)	(662,808)	(2,526,026)	(181,004)	(2,178,530)	(164,859)	(1,182,803)	(92,314)	(5,885,210)	(455,980)

Balances as of March 31, 2021	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Note a: In March 2020, 112,648 Series
D-2
Preferred Shares were issued upon conversion of Series
D-2
CW Notes, 107,016 Series
D-2
Preferred Shares were issued upon conversion of Series
D-2
DL Notes, all 1,089,265 Series
D-1
Preferred Shares were issued upon exercise of the Series
D-1
Warrant, 963,139 Series
D-2
Preferred Shares were issued upon exercise of the Series
D-2
Warrant. In August 2020, 6,734,459 Series C+ Preferred Shares were issued upon conversion of Series C+ CMB Warrant. Please refer to Note 22 for further details.
Note b: As of March 31, 2020 and 2021, the deemed dividend to preferred shares of the Company was RMB0.4 million and RMB12 million, respectively.